BORROWINGS AND LINES OF CREDIT - Long-term Debt Maturity (Q3) (Details) $ in Millions	Sep. 30, 2020 USD ($)
BORROWINGS AND LINES OF CREDIT [Abstract]
2020	$ 223
2021	45
2022	40
2023	2,251
2024	0
Thereafter	$ 9,500